SUBSEQUENT EVENTS (Details) € in Millions, THB in Millions, $ in Millions	1 Months Ended
	Dec. 31, 2015 EUR (€) item MW	Dec. 31, 2015 USD ($) item MW	Mar. 28, 2016 THB	Mar. 28, 2016 USD ($)
Solland Solar
SUBSEQUENT EVENTS
Number of subsidiaries of the Company | item	2	2
Manufacturing capacity of the solar cell company (in MW) | MW	200	200
Purchase price consideration	€ 6.4	$ 7.0
Prepayments of consideration	€ 6.7	$ 7.3
Subsequent event | Siam Commercial Bank ("SCB")
SUBSEQUENT EVENTS
Maximum borrowing capacity			THB 1,530	$ 42.8
Subsequent event | Syndicate loan facility | Trina Solar Science & Technology (Thailand) Ltd. ("TTL") | Siam Commercial Bank ("SCB") and China Minsheng Banking Corporation Ltd ("CMBC")
SUBSEQUENT EVENTS
Debt issued | $				$ 100.0